Cover	Feb. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2026
Entity File Number	000-55030
Entity Registrant Name	GREENWAY TECHNOLOGIES, INC. & SUBSIDIARIES
Entity Central Index Key	0001572386
Entity Tax Identification Number	90-0893594
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1521 North Cooper Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	(561)
Local Phone Number	809-4644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false